Debt (Total LTD) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2023	May 15, 2023	May 10, 2023	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 05, 2022
Debt Instrument [Line Items]
Commercial paper	$ 1,801	$ 1,360				$ 805	$ 594
Finance leases	38					10
Equipment loans and other	715					779
Total debt, gross	19,471					16,408
Net unamortized discount and debt issuance costs	(998)					(979)
Total debt	18,473					15,429
Less: Current portion of long-term debt	2,340					1,057
Total long-term debt	16,133					14,372
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross	$ 16,917					14,814
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.63%	7.63%		7.63%
Term of issuance	30 years
Maturity	May 15, 2023
Total debt, gross	$ 0	$ 0				203	0
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%
Term of issuance	10 years
Maturity	Nov. 21, 2024
Total debt, gross	$ 464	$ 350				474	350
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 350					350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 662	$ 500				678	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 629	$ 475				644	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350					350
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
Term of issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350					350
Canadian National series, 4.15% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.15%	4.15%			4.15%
Term of issuance	7 years
Maturity	May 10, 2030
Total debt, gross	$ 550					0
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 265	$ 200				271	200
Canadian National series, 3.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.85%	3.85%						3.85%
Term of issuance	10 years
Maturity	Aug. 05, 2032
Total debt, gross	$ 1,059	$ 800				1,084	800
Canadian National series, 4.40% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%			4.40%
Term of issuance	10 years
Maturity	May 10, 2033
Total debt, gross	$ 400					0
Canadian National series, 5.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	5.85%	5.85%	5.85%
Term of issuance	10 years
Maturity	Nov. 01, 2033
Total debt, gross	$ 397	$ 300				0	300
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 662	$ 500				678	500
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 596	$ 450				610	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 331	$ 250				339	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 397	$ 300				407	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 331	$ 250				339	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 331	$ 250				339	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400					400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 861	$ 650				881	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500					500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%
Term of issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 795	$ 600				813	600
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450					450
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%
Term of issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 861	$ 650				881	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450					450
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%
Term of issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450					450
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.45%	2.45%
Term of issuance	30 years
Maturity	May 01, 2050
Total debt, gross	$ 795	$ 600				813	600
Canadian National series, 4.40% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%						4.40%
Term of issuance	30 years
Maturity	Aug. 05, 2052
Total debt, gross	$ 927	$ 700				949	700
Canadian National series, 4.70% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.70%	4.70%			4.70%
Term of issuance	30 years
Maturity	May 10, 2053
Total debt, gross	$ 800					0
Canadian National series, 6.13% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.13%	6.13%	6.13%
Term of issuance	30 years
Maturity	Nov. 01, 2053
Total debt, gross	$ 397	$ 300				0	300
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100					100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 165	$ 125				169	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842					842
Net unamortized discount and debt issuance costs	(827)					(827)
LTD other disclosures
Discounted debt	$ 15					$ 15
Imputed interest rate	5.75%	5.75%				5.75%	5.75%
Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 677					$ 734
Other Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 38					$ 45
LTD other disclosures
Weighted average interest rate	2.11%	2.11%				2.12%	2.12%